ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

April 1, 2015

John Grzeskiewicz

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C.  20549

Re:

ALPS ETF Trust (the “Registrant”) (File Nos. 333-148826; 811-22175)

Dear Mr. Grzeskiewicz:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statement of Additional Information with respect to the Registrant, effective March 31, 2015, do not differ from those filed in the Post-Effective Amendment No. 234 on March 30, 2015, which was filed electronically.

Sincerely,

/s/ David T. Buhler

David T. Buhler, Esq.

Secretary

cc:

Stuart Strauss, Esq.

Dechert LLP